DUE TO RELATED PARTIES: Schedule of Related Party Transactions (Tables)	Sep. 30, 2025
December 31, 2024
Schedule of Related Party Transactions
December 31,	2024	2023
Loans from Company officers	69,549	28,958
Accrued liability to contracted CFO	218,000	170,000
Note Payable to Officer	4,500	-
Accrued interest on Note Payable to Officer	348	-
Due to related parties	$292,397	$198,958

September 30, 2025
Schedule of Related Party Transactions
	September 30, 2025	December 31, 2024
Loans from Company officers	$57,777	$69,549
Accrued liability to contracted CFO	254,000	218,000
Note Payable to Officer, in default	4,500	4,500
Accrued interest on related party notes	2,185	348
Total due to related parties – current	318,462	292,397

Convertible note payable to related party – long term (see Note 7)	25,000	-
Total due to related parties – long-term	25,000	-
Total due to related parties	$343,462	$292,397